Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue
Other revenue	$ 8,163	$ 8,426	$ 5,836	$ 5,603	$ 5,457	$ 5,038	$ 3,319	$ 3,156	$ 28,028	$ 16,970	$ 9,233
Total revenue	120,177	124,815	103,609	137,410	157,806	172,477	152,917	192,056	486,011	675,256	447,616
Other income	61	78	78	3	161	174	88	12	220	435	363
Service cost
Procurement cost of hotel and packages services	36,916	37,156	29,491	57,261	34,989	43,730	32,271	58,357	160,824	169,347	173,919
Other cost of providing services	1,765	4,758	2,962	3,103	1,674	1,661	1,376	1,819	12,588	6,530
Personnel expenses	28,216	29,645	28,745	26,961	28,427	26,894	29,015	29,821	113,567	114,157	73,736
Marketing and sales promotion expenses	41,700	49,696	44,755	55,929	93,879	108,971	115,947	133,021	192,080	451,818	224,424
Other operating expenses	35,719	33,631	30,961	32,984	30,063	32,632	28,272	29,599	133,295	120,566	81,585
Depreciation, amortization and impairment	6,903	6,586	6,610	6,718	10,627	6,931	7,707	7,447	26,817	32,712	29,702
Result from operating activities	(30,981)	(36,579)	(39,837)	(45,543)	(41,692)	(48,168)	(61,583)	(67,996)	(152,940)	(219,439)	(135,387)
Profit (Loss) Before tax	(40,939)	(29,493)	(46,995)	(51,196)	(44,031)	(45,432)	(62,271)	(68,415)	(168,623)	(220,149)	(110,110)
Profit (Loss) for the period	(40,393)	(29,294)	(46,965)	(51,231)	(44,117)	(45,348)	(62,321)	(68,454)	(167,883)	(220,240)	(110,303)
Air Ticketing [Member]
Revenue
Revenue	41,693	43,506	41,067	40,448	45,270	40,474	40,322	41,325	166,714	167,391	118,514
Hotels and Packages [Member]
Revenue
Revenue	58,182	58,204	44,860	76,278	93,395	113,720	98,274	134,574	237,524	439,963	314,254
Bus Ticketing [Member]
Revenue
Revenue	$ 12,139	$ 14,679	$ 11,846	$ 15,081	$ 13,684	$ 13,245	$ 11,002	$ 13,001	$ 53,745	$ 50,932	$ 5,615